Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com

VIA EDGAR

August 16, 2018

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	189
	Series:	LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each a “New Fund”)

Dear Mr. Zapata,

Attached for filing via EDGAR is Post-Effective Amendment No. 189 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to establish each New Fund as a series of the Trust. Each New Fund will be a fund of funds with a sub-advised risk-management overlay.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel